Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Jun. 30, 2024
Preference Shares
Par value per share (in Dollars per share)	$ 0.0002	$ 0.0002
Shares authorized	50,000,000	50,000,000
Shares issued
Shares outstanding
Class A Common Shares
Par value per share (in Dollars per share)	$ 0.0002	$ 0.0002
Shares authorized	20,000,000	20,000,000
Shares issued	9,400,000	9,400,000
Shares outstanding	9,400,000	9,400,000
Class B Common Shares
Par value per share (in Dollars per share)	$ 0.0002	$ 0.0002
Shares authorized	430,000,000	430,000,000
Shares issued	4,975,000	4,475,000
Shares outstanding	4,975,000	4,475,000